QUARTERLY DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
QUARTERLY DATA (UNAUDITED)

Quarterly results of operations for the years ended December 31, 2017 and 2016 are as follows:

	Year Ended December 31, 2017				Year Ended December 31, 2016
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
	(In Thousands, Except Share Amounts)
Interest and dividend income	$13,638	$13,649	$13,498	$13,202	$14,891	$12,703	$12,675	$12,642

Interest expense	2,776	2,784	2,817	2,704	2,555	2,541	2,519	2,468

Net interest and dividend income	10,862	10,865	10,681	10,498	12,336	10,162	10,156	10,174

Provision for loan losses	160	171	170	160	417	880	582	311

Net interest and dividend income after provision for loan losses	10,702	10,694	10,511	10,338	11,919	9,282	9,574	9,863

Noninterest income	2,498	2,515	3,639	2,509	7,653	2,653	2,586	2,702

Noninterest expenses	9,772	9,658	10,023	10,342	10,540	9,612	9,580	10,266

Income before income taxes	3,428	3,551	4,127	2,505	9,032	2,323	2,580	2,299

Income tax provision	4,991	1,307	1,285	786	2,547	767	852	758

Net income (loss)	$(1,563)	$2,244	$2,842	$1,719	$6,485	$1,556	$1,728	$1,541

Earnings per share:
Basic	$(0.13)	$0.19	$0.24	$0.15	$0.55	$0.13	$0.15	$0.13
Diluted	$(0.13)	$0.19	$0.24	$0.14	$0.55	$0.13	$0.15	$0.13

Quarterly per share data may not add to annual data due to rounding.